Financial Assets and liabilities - Summary of Financial Instruments by Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	$ 1,654	$ 8,722
Current financial assets	365,005	267,626
Lease liabilities	37,638	35,600
Non-current financial liabilities	1,439,981	590,432
Lease liabilities	58,022	34,868
Current financial liabilities	591,432	301,146
Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	1,654	3,284
Current financial assets	240,940	111,463
Lease liabilities	37,638	35,600
Non-current financial liabilities	1,439,981	590,432
Lease liabilities	58,022	34,868
Current financial liabilities	591,432	301,146
Financial assets/liabilities at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	0	5,438
Current financial assets	124,065	156,163
Lease liabilities	0	0
Non-current financial liabilities	0	0
Lease liabilities	0	0
Current financial liabilities	0	0
Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	1,402,343	554,832
Current financial liabilities	46,224	61,223
Borrowings [member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	1,402,343	554,832
Current financial liabilities	46,224	61,223
Borrowings [member] | Financial assets/liabilities at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	0	0
Current financial liabilities	0	0
Trade and other payables [member]
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	487,186	205,055
Trade and other payables [member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	487,186	205,055
Trade and other payables [member] | Financial assets/liabilities at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities		0
Trade and other receivables [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	1,654	3,284
Current financial assets	121,099	76,171
Trade and other receivables [member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	1,654	3,284
Current financial assets	121,099	76,171
Trade and other receivables [member] | Financial assets/liabilities at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	0	0
Current financial assets	0	0
Cash banks and short term investments [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	243,906	191,455
Cash banks and short term investments [member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	119,841	35,292
Cash banks and short term investments [member] | Financial assets/liabilities at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets	$ 124,065	156,163
Defined benefit asset's plan [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets		5,438
Defined benefit asset's plan [member] | Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets		0
Defined benefit asset's plan [member] | Financial assets/liabilities at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets		$ 5,438